FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

23.    FINANCIAL ASSETS AND LIABILITIES

The carrying amounts of financial assets and financial liabilities in each category are as follows:

	Year ended December 31, 2018
	Amortized cost	FVTPL	Total
	Thousand USD	Thousand USD	Thousand USD
Cash and cash equivalents	43,831	—	43,831
Restricted Cash	44,182	—	44,182
Trade and other receivables (Note 16)	13,760	—	13,760
Contract assets (Note 5)	731	—	731
Amounts due from related parties (Note 15)	1,539	19,939	21,478
Other non-current assets (Note 25)	8,216	5,636	13,852
Total	112,259	25,575	137,834

	Year ended December 31, 2018
	Amortized cost	FVTPL	Total
	Thousand USD	Thousand USD	Thousand USD
Trade and other payables (Note 26)	22,255	—	22,255
Amounts due to related parties (Note 27)	211	—	211
Current borrowings (Note 28)	49,700	—	49,700
Other current liabilities (Note 29)	—	130,323	130,323
Non-current borrowings (Note 28)	207,057	—	207,057
Other non-current liabilities (Note 30)	—	59,992	59,992
Total	279,223	190,315	469,538

The financial instrument classifications in the prior period are in accordance with IFRS 9 as follows:

	Balance at January 1, 2018
	Amortized cost	FVTPL	Total
	Thousand USD	Thousand USD	Thousand USD
Cash and cash equivalents	46,084	—	46,084
Restricted Cash	40,716	—	40,716
Trade and other receivables (Note 2.1)	21,106	—	21,106
Amounts due from related parties (Note 2.1)	2,740	19,172	21,912
Other non-current assets (Note 2.1)	9,167	—	9,167
Total	119,813	19,172	138,985

See note 2.1 the effect to the classification or measurement of financial assets of the application of IFRS 9 at January 1, 2018.

	Balance at January 1, 2018
	Amortized cost	FVTPL	Total
	Thousand USD	Thousand USD	Thousand USD
Trade and other payables (Note 26)	26,644	—	26,644
Current borrowings (Note 28)	19,702	—	19,702
Other current liabilities (Note 29)		120,820	120,820
Non-current borrowings (Note 28)	230,027	—	230,027
Other non-current liabilities (Note 30)	—	57,885	57,885
Total	276,373	178,705	455,078